Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows hedges realized loss	$ 22,904	$ 9,816	$ 0
Actuarial pension gain	(1,467)	(2,104)	(3,046)
Total	(27,825)	(51,126)
Accumulated Other Comprehensive Loss
Cash flows hedges unrealized loss	0	(22,904)
Cash flows hedges realized loss	(29,292)	(30,326)
Actuarial pension gain	$ 1,467	$ 2,104